Schedule of fixed assets,net (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Software (ERP Implementation)	€ 87,800	€ 87,800	€ 87,800
Computer	37,841	35,971	31,307
Furniture and fixtures	15,604	13,005	4,676
Total fixed assets	141,245	136,776	123,783
Less: accumulated depreciation and amotization	(98,323)	(53,799)	(12,144)
Fixed assets, net	€ 42,922	€ 82,977	€ 111,639